Trade and Other Payables	12 Months Ended
Jun. 30, 2022
Subclassifications of assets, liabilities and equities [abstract]
Trade and Other Payables	Trade and Other Payables

	2022 £’000	2021 £’000 (Restated) (1)
Trade payables	£8,214	£6,998
Other taxation and social security	17,202	10,104
Other liabilities	4,532	3,597
Accruals	63,862	53,938
Deferred income	4,442	3,891
Total trade and other payables	£98,252	£78,528
(1) Restated to include the effects of revisions arising from provisional to final acquisition accounting for Five and Levvel (refer to note 3C for details).

Deferred income represents client contract liabilities at year end where cash was received from clients but Endava is yet to perform the work. £3.7 million of the deferred income recognised at 1 July 2021 was recognised as revenue during the year (2021: £2.8 million). Other than business-as-usual movements there were no significant changes in deferred income balance during the year. From the £4.4 million deferred income in balance as of 30 June 2022, nil comes from acquired companies during the reporting period (£0.3 million as of 30 June 2021).